Debt Securities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt Securities
NOTE 27. DEBT SECURITIES

The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount (*)	Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	USD 100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12
Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05/08/14 and Provision
No. DI-2019-63-APN-GE#CNV
dated 08.06.19. Authorization of Increase, Resolution No. 17064 dated 04.25.13

Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15 and 11.09.16
Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15. Increase of the amount approved by Resolutions Nos. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18

Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities not convertible into shares		04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors

Tarjeta Naranja S.A.	USD 650,000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 16822 dated 05.23.12 and extended through Resolution No. 17676 dated 05.21.15.

Tarjetas Cuyanas S.A.	USD 250,000	Simple debt securities, not convertible into shares	5 years	03.30.10 confirmed on 04.06.10 and 02.15.13	Resolution No. 16328 dated 05.18.10 Authorization of the increase, Resolution No. 17072 dated 05.02.13

(*)	Or its equivalent in any other currency.

The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2019, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value		Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.19
Banco de Galicia y Buenos Aires S.A.U.	02.17.17	Ps.	Class III	USD150,537	(1)	Simple	36 Months	02.17.20	(2)	02.06.17	1,060,496
Banco de Galicia y Buenos Aires S.A.U.	05.18.17	Ps.	IV	2,000,000		Simple	36 Months	05.18.20	(3)	05.08.17	1,731,308
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series I	4,209,250		Simple	24 Months	04.26.20	(4)	04.18.18	3,867,585
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series II	2,032,833		Simple	36 Months	04.26.21	(5)	04.18.18	1,802,598
Banco de Galicia y Buenos Aires S.A.U.	11 .2 5 .1 9	Ps.	VII (6)	4,182,280		Simple	6 Months	05.25.20	(7)	11.13.19	4,271,544
Tarjeta Naranja S.A.	06.29.16	Ps.	XXXIV Series II	475,397		Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar +4.67%	06.21.16	395,853
Tarjeta Naranja S.A.	09.27.16	Ps.	XXXV Series II	774,389		Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar +3.99%	09.15.16	655,174
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700		Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	4,341,930
Tarjeta Naranja S.A.	04.10.18	Ps.	XL Series II	1,402,500		Simple	914 days	10.10.20	Minimum 27% Rate/ Badlar + 3.69%	03.27.18	1,463,896
Tarjeta Naranja S.A.	11.15.18	Ps.	XLI Series II	343,555		Simple	547 days	05.15.20	Badlar + 10%	—	351,555
Tarjeta Naranja S.A.	02.19.19	Ps.	XLIII	1,583,895		Simple	547 days	08.18.20	Badlar + 7%	—	1,482,756
Tarjeta Naranja S.A. (***)	07.26.16	Ps.	XXV	400,000		Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	424,009
Tarjeta Naranja S.A. (***)	10.24.16	Ps.	XXVI Series II	350,237		Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4.00%	10.14.16	372,994
Tarjeta Naranja S.A. (***)	02.10.17	Ps.	XXVII Series II	500,000		Simple	1,095 days	02.10.20	Minimum 23.5% Rate/ Badlar + 3.50%	02.02.17	475,731
Tarjeta Naranja S.A. (***)	06.09.17	Ps.	XXVIII Series II	371,825		Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	373,802

Total											23,071,231

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)
In accordance with the issuance conditions, they were converted into Ps. 2,360,360. The foreign exchange risk is assumed by the investor because the services of interest and principal are calculated based on the amount of principal in Argentine pesos and converted into payments in US dollars on each payment date.

(2)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 2.69%, to be paid quarterly from May 17, 2017 onwards.
(3)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 2.98%, to be paid quarterly from August 18, 2017 onwards.
(4)	25.98% Fixed Annual Nominal Rate, interest and amortization will be paid fully at maturity.
(5)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 3.5%, to be paid quarterly from July 26, 2018 onwards. The amortization of this series will be made at maturity.
(6)	Issued under the Frequent Issuer Regime.
(7)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 4%, to be paid on February 25 and May 25.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a
7-year
facility, with interest payable every six months. The Green Bond has a
36-month
grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2019, the carrying amount of the Green Bond totals Ps.6,169,620.

The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2018, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value		Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.18
Banco de Galicia y Buenos Aires S.A.U.	02.17.17	Ps.	Class III	USD150,537	(1)	Simple	36 Months	02.17.20	(2)	02.06.17	3,802,199
Banco de Galicia y Buenos Aires S.A.U.	05.18.17	Ps.	IV	2,000,000		Simple	36 Months	05.18.20	(3)	05.08.17	3,271,281
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series I	4,209,250		Simple	24 Months	04.26.20	(4)	04.18.18	7,535,403
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series II	2,032,833		Simple	36 Months	04.26.21	(5)	04.18.18	3,345,830
Tarjeta Naranja S.A.	04.13.16	Ps.	XXXIII Series II	366,908		Simple	1,095 days	04.13.19	Minimum 37% Rate/ Badlar +5.40%	03.28.16	635,025
Tarjeta Naranja S.A.	06.29.16	Ps.	XXXIV Series II	475,397		Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar +4.67%	06.21.16	832,396
Tarjeta Naranja S.A.	09.27.16	Ps.	XXXV Series II	774,389		Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar +3.99%	09.15.16	1,119,900
Tarjeta Naranja S.A.	12.07.16	Ps.	XXXVI Series II	636,409		Simple	1,095 days	12.07.19	Minimum 25.25% Rate/ Badlar + 4%	11.23.16	997,903
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700		Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	6,281,663
Tarjeta Naranja S.A.	11.13.17	Ps.	XXXVIII	503,333		Simple	546 days	05.13.19	Minimum 29.05% Rate/ MR20 + 4%	11.07.17	827,704
Tarjeta Naranja S.A.	02.14.18	Ps.	XXXIX	754,538		Simple	546 days	0 8 .14.19	Minimum 26.75% Rate/MR 20 +3.4%	02.02.18	1,236,540
Tarjeta Naranja S.A.	04.10.18	Ps.	XL Series I	597,500		Simple	548 days	10.10.19	25.98% Fixed Rate	03.27.18	1,090,259
Tarjeta Naranja S.A.	04.10.18	Ps.	XL Series II	1,402,500		Simple	914 days	10.10.20	Minimum 27% Rate/ Badlar + 3.69%	03.27.18	2,380,956
Tarjeta Naranja S.A.	11.15.18	Ps.	XLI Series I	854,102		Simple	365 days	11.15.19	54% Fixed Rate	—	1,392,920
Tarjeta Naranja S.A.	11.15.18	Ps.	XLI Series II	343,555		Simple	547 days	05.15.20	Badlar + 10%	—	533,452
Tarjeta Naranja S.A.	12.17.18	Ps.	XLII	1,266,303		Simple	287 days	09.30.19	58% Fixed Rate	—	1,898,518
Tarjeta Naranja S.A. (***)	05.05.16	Ps.	XXIV Series II	234,309		Simple	1,095 days	05.05.19	Minimum 37% Rate/ Badlar + 4.98%	04.22.16	264,984
Tarjeta Naranja S.A. (***)	07.26.16	Ps.	XXV	400,000		Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	662,255
Tarjeta Naranja S.A. (***)	10.24.16	Ps.	XXVI Series II	350,237		Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4.00%	10.14.16	551,586
Tarjeta Naranja S.A. (***)	02.10.17	Ps.	XXVII Series II	500,000		Simple	1,095 days	02.10.20	Minimum 23.5% Rate/ Badlar + 3.50%	02.02.17	769,865
Tarjeta Naranja S.A. (***)	06.09.17	Ps.	XXVIII Series I	128,175		Simple	730 days	06.09.19	Minimum 25% Rate/ Badlar + 3.05%	05.29.17	194,990
Tarjeta Naranja S.A. (***)	06.09.17	Ps.	XXVIII Series II	371,825		Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	575,333

Total											40,200,962

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)
In accordance with the issuance conditions, they were converted into Ps. 2,360,360. The foreign exchange risk is assumed by the investor because the services of interest and principal are calculated based on the amount of principal in Argentine pesos and converted into payments in US dollars on each payment date.

(2)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 2.69%, to be paid quarterly from May 17, 2017 onwards.
(3)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 2.98%, to be paid quarterly from August 18, 2017 onwards.
(4)	25.98% Fixed Annual Nominal Rate, interest and amortization will be paid fully at maturity.
(5)	Variable rate equivalent to simple arithmetical average of private Badlar rates plus 3.5%, to be paid quarterly from July 26, 2018 onwards. The amortization of this series will be made at maturity.

The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.19	Book Value (*) as of 12.31.19
Banco de Galicia y Buenos Aires S.A.U.	Class V – Series II	5,000	5,384
Tarjeta Naranja S.A.	Class XXXV Series II	38,500	37,074
Tarjeta Naranja S.A.	Class XXXVII	1,468	25,029
Tarjeta Naranja S.A.	Class XL Serie II	34,500	31,978
Tarjeta Naranja S.A.	Class XLI Series II	15,000	15,951
Tarjeta Naranja S.A.	Class XLIII	16,500	13,397
Tarjeta Naranja S.A. (**)	Class XXV	8,000	8,314
Tarjeta Naranja S.A. (**)	Class XXVI Series II	10,000	11,276
Tarjeta Naranja S.A. (**)	Class XXVII Series II	17,442	18,606
Tarjeta Naranja S.A. (**)	Class XXVIII Series II	8,254	8,473

Total			175,482

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

Company	ON Class	Nominal Value as of 12.31.18	Book Value (*) as of 12.31.18
Banco de Galicia y Buenos Aires S.A.U.	Class III	59,644	56,052
Banco de Galicia y Buenos Aires S.A.U.	Class V – Series II	73,840	72,575
Tarjeta Naranja S.A.	Class XXXV Series II	79,224	76,582
Tarjeta Naranja S.A.	Class XXXVI Series II	15,383	16,223
Tarjeta Naranja S.A.	Class XXXVII	18,126	283,875
Tarjeta Naranja S.A.	Class XXXVIII	5,953	6,361
Tarjeta Naranja S.A.	Class XXXIX	7,692	8,232
Tarjeta Naranja S.A.	Class XL	24,613	26,927
Tarjeta Naranja S.A.	Class XLI Series I	1,538	1,440
Tarjeta Naranja S.A.	Class XLI Series II	29,228	31,116
Tarjeta Naranja S.A.	Class XLII	76,916	83,668
Tarjeta Naranja S.A. (**)	Class XXIV Series II	123,066	127,599
Tarjeta Naranja S.A. (**)	Class XXV Series II	13,845	13,820
Tarjeta Naranja S.A. (**)	Class XXVI Series II	38,458	41,576
Tarjeta Naranja S.A. (**)	Class XXVII Series I	56,550	57,352
Tarjeta Naranja S.A. (**)	Class XXVII Series II	8,442	8,856
Tarjeta Naranja S.A. (**)	Class XXVIII Series II	12,697	13,077

Total			925,331

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
Related-party information is disclosed in Note 51.